WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 32.5%
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.9%
AT&T Inc., Senior Notes	3.800%	2/15/27	$5,087,000	$4,926,722
AT&T Inc., Senior Notes	2.300%	6/1/27	10,790,000	9,948,860
AT&T Inc., Senior Notes	2.250%	2/1/32	10,810,000	8,788,590
AT&T Inc., Senior Notes	2.550%	12/1/33	3,570,000	2,860,674
AT&T Inc., Senior Notes	5.350%	9/1/40	2,210,000	2,164,972
AT&T Inc., Senior Notes	5.550%	8/15/41	2,560,000	2,583,395
AT&T Inc., Senior Notes	4.350%	6/15/45	5,210,000	4,443,950
AT&T Inc., Senior Notes	3.500%	9/15/53	6,221,000	4,392,553
AT&T Inc., Senior Notes	3.550%	9/15/55	6,131,000	4,290,424
AT&T Inc., Senior Notes	3.800%	12/1/57	790,000	572,442
AT&T Inc., Senior Notes	3.650%	9/15/59	2,080,000	1,449,325
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	213,047
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	2,597,422
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	5,985,819
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	1,857,890
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	5,890,000	5,304,569
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	6,787,000	6,637,963
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,654,900
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	4,603,293
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	7,020,000	5,700,481
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	9,657,000	8,252,744
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	30,000	24,665
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	8,398,000	8,034,128
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	2,121,218
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	3,300,000	2,326,764
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,220,000	1,736,207
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	9,246,000	7,609,928
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	514,000	482,966
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	579,941
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	12,440,000	10,066,306

Total Diversified Telecommunication Services				122,212,158

Entertainment - 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	39,893
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,265,725
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	6,220,000	6,220,128
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	3,410,000	3,255,173
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	4,560,000	4,270,114

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	1

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Entertainment - (continued)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	$10,170,000	$9,089,384
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,650,000	1,418,953
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	880,000	730,968

Total Entertainment				27,290,338

Media - 1.5%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	25,784,000	25,477,183
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	872,273
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	5,937,064
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	23,297,000	22,475,430
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	1,450,000	1,188,772
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	8,890,000	7,883,645
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	168,110
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	8,337,000	7,247,415
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	26,716
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	2,294,784
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	2,242,000	1,808,005
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	1,564,972

See Notes to Schedule of Investments.

2	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	$3,587,000	$2,782,371
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	9,320,000	6,904,890
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	7,930,000	5,048,666
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,500,000	5,049,002
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	5,440,000	4,271,351
Comcast Corp., Senior Notes	4.150%	10/15/28	17,381,000	16,970,351
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	3,626,279
Comcast Corp., Senior Notes	4.250%	10/15/30	17,737,000	17,141,085
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	3,938,708
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	2,786,194
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	2,991,121
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,168,837
Comcast Corp., Senior Notes	3.750%	4/1/40	4,130,000	3,434,982
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	515,704
Comcast Corp., Senior Notes	4.000%	8/15/47	1,510,000	1,225,751
Comcast Corp., Senior Notes	3.969%	11/1/47	5,770,000	4,641,747
Comcast Corp., Senior Notes	4.000%	3/1/48	6,080,000	4,939,353
Comcast Corp., Senior Notes	3.999%	11/1/49	3,070,000	2,487,640
Comcast Corp., Senior Notes	3.450%	2/1/50	2,420,000	1,771,304
Comcast Corp., Senior Notes	2.800%	1/15/51	5,160,000	3,304,321
Comcast Corp., Senior Notes	2.887%	11/1/51	3,170,000	2,059,413
Comcast Corp., Senior Notes	2.937%	11/1/56	5,924,000	3,733,043
Comcast Corp., Senior Notes	4.950%	10/15/58	1,150,000	1,077,422
Fox Corp., Senior Notes	6.500%	10/13/33	5,360,000	5,679,521
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	17,199,581
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,441,000	3,255,041
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	407,380

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	3

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	$985,000	$938,887
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	4,385,574
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	14,999

Total Media				210,694,887

Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	4,070,000	3,991,055
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,281,238
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	23,820,000	22,321,171
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	7,900,000	6,732,374
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	19,220,000	15,790,989
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	5,580,000	5,563,474
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	4,020,000	3,582,371
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	5,020,000	3,699,748
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	2,300,000	1,609,493

Total Wireless Telecommunication Services				64,571,913

TOTAL COMMUNICATION SERVICES				424,769,296

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.1%
Ford Motor Co., Senior Notes	6.100%	8/19/32	8,820,000	8,943,036
General Motors Co., Senior Notes	5.600%	10/15/32	2,580,000	2,611,882
General Motors Co., Senior Notes	6.600%	4/1/36	400,000	425,582
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	748,546
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	4,368,490
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	706,663
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	927,219

Total Automobiles				18,731,418

Broadline Retail - 0.4%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	5,730,000	5,338,734
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	6,056,202
Amazon.com Inc., Senior Notes	2.500%	6/3/50	19,520,000	12,469,726
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	4,147,830
Prosus NV, Senior Notes	3.680%	1/21/30	9,150,000	8,037,151	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	15,440,000	9,843,657	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	14,500,000	8,932,401	(a)

Total Broadline Retail				54,825,701

See Notes to Schedule of Investments.

4	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	$11,044,000	$10,929,599
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,610,000	2,512,764
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,399,896
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,620,000	3,471,337
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	7,552,467
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	3,854,015
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	5,482,263
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	608,123
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,400,000	7,859,371
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,559,000	7,461,629
Sands China Ltd., Senior Notes	5.400%	8/8/28	31,015,000	30,436,186
Sands China Ltd., Senior Notes	2.850%	3/8/29	4,690,000	4,079,307
Sands China Ltd., Senior Notes	4.625%	6/18/30	15,340,000	14,079,175
Sands China Ltd., Senior Notes	3.250%	8/8/31	21,050,000	17,639,273

Total Hotels, Restaurants & Leisure				118,365,405

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	5.700%	4/1/26	179,000	175,931

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	728,519
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	3,903,443
Home Depot Inc., Senior Notes	3.300%	4/15/40	5,250,000	4,178,050
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	670,873
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,410,000	6,914,398
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	9,030,000	7,898,666
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	2,739,259

Total Specialty Retail				27,033,208

Textiles, Apparel & Luxury Goods - 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	2,820,000	2,272,939
NIKE Inc., Senior Notes	3.375%	3/27/50	510,000	386,237

Total Textiles, Apparel & Luxury Goods				2,659,176

TOTAL CONSUMER DISCRETIONARY				221,790,839

CONSUMER STAPLES - 1.4%
Beverages - 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	3,932,000	3,844,394
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	15,181,000	14,436,092
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,270,000	1,239,352

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	5

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	$16,378,000	$16,381,095
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	2,710,000	2,525,513
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	10,440,000	9,460,838
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	4,520,000	4,715,906
Coca-Cola Co., Senior Notes	2.500%	6/1/40	2,010,000	1,461,953
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	3,890,000	3,880,852
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	5,460,000	5,348,705

Total Beverages				63,294,700

Food Products - 0.1%
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	8,910,847	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	2,275,103	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	9,610,325

Total Food Products				20,796,275

Personal Care Products - 0.2%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	6,490,000	6,212,962
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	4,930,000	4,587,330
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	7,020,000	6,330,573
Kenvue Inc., Senior Notes	4.900%	3/22/33	8,770,000	8,768,990

Total Personal Care Products				25,899,855

Tobacco - 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,713,543
Altria Group Inc., Senior Notes	4.400%	2/14/26	7,577,000	7,468,654
Altria Group Inc., Senior Notes	4.800%	2/14/29	2,049,000	2,030,030
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,370,000	1,924,117
Altria Group Inc., Senior Notes	6.875%	11/1/33	7,580,000	8,250,696
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,635,000	4,699,830
Altria Group Inc., Senior Notes	5.950%	2/14/49	20,454,000	20,834,383
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	734,003
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,175,000	3,007,548
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,530,000	3,144,277
BAT Capital Corp., Senior Notes	6.000%	2/20/34	7,280,000	7,376,067
BAT Capital Corp., Senior Notes	4.540%	8/15/47	3,067,000	2,370,084
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	4,000,000	3,977,245

See Notes to Schedule of Investments.

6	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	$4,340,000	$3,690,145
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	910,000	904,456
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	2,970,000	2,945,026
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,230,017
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	1,102,449
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,494,937

Total Tobacco				78,897,507

TOTAL CONSUMER STAPLES				188,888,337

ENERGY - 5.8%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	1,010,125

Oil, Gas & Consumable Fuels - 5.8%
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	88,584
Apache Corp., Senior Notes	5.100%	9/1/40	4,793,000	4,116,477
Apache Corp., Senior Notes	5.250%	2/1/42	6,448,000	5,445,228
Apache Corp., Senior Notes	4.750%	4/15/43	12,632,000	9,968,048
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	13,006,419
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	7,880,000	7,427,204
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,174,985
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	12,360,000	8,439,582
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,240,000	803,419
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	507,803
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,880,000	8,487,029	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	15,650,000	13,032,932	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	13,150,000	13,631,434	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	2,110,000	2,287,944	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	11,875,000	11,479,807
Continental Resources Inc., Senior Notes	4.900%	6/1/44	7,230,000	6,015,486
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	11,379,000	10,956,646

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	7

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	$25,310,000	$24,389,108
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	2,790,275
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,027,493
Devon Energy Corp., Senior Notes	4.500%	1/15/30	2,428,000	2,341,955
Devon Energy Corp., Senior Notes	5.600%	7/15/41	16,630,000	16,045,418
Devon Energy Corp., Senior Notes	4.750%	5/15/42	9,470,000	8,250,259
Devon Energy Corp., Senior Notes	5.000%	6/15/45	17,998,000	15,985,707
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	12,312,000	11,393,805
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	6,100,000	5,407,204
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	5,090,000	4,220,415
Ecopetrol SA, Senior Notes	5.875%	5/28/45	67,205,000	50,229,454
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,646,000	3,051,588
Energy Transfer LP, Senior Notes	2.900%	5/15/25	7,020,000	6,815,582
Energy Transfer LP, Senior Notes	4.750%	1/15/26	2,060,000	2,039,490
Energy Transfer LP, Senior Notes	5.500%	6/1/27	6,670,000	6,713,628
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,907,000	1,892,438
Energy Transfer LP, Senior Notes	5.250%	4/15/29	6,358,000	6,367,089
Energy Transfer LP, Senior Notes	3.750%	5/15/30	18,648,000	17,197,003
Energy Transfer LP, Senior Notes	5.550%	5/15/34	6,070,000	6,092,283
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,185,000	2,212,494
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	496,907
Energy Transfer LP, Senior Notes	5.400%	10/1/47	7,451,000	6,881,474
Energy Transfer LP, Senior Notes	6.250%	4/15/49	8,992,000	9,237,775
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	9,737,779
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	4,300,426
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	15,660,000	14,043,409
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	14,040,000	13,835,634
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	3,670,000	4,096,498
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	516,126
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	521,493
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	1,606,958

See Notes to Schedule of Investments.

8	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	$410,000	$383,548
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	4,801,490
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	3,960,000	3,650,651
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	10,450,000	8,083,589
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	905,000	704,388
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,590,000	2,420,278	(b)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,890,000	6,279,126
EOG Resources Inc., Senior Notes	4.950%	4/15/50	14,935,000	14,217,907
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,316,030
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	1,823,103
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	3,161,487
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	3,110,000	2,754,492
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	4,000,000	3,032,742
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	12,388,144	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	13,553,000	11,806,506	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	2,625,063	(a)
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,780,698
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	124,112
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	653,910
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	759,744
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	514,345
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	130,324
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	1,774,938
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	11,480,000	11,207,624

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	9

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	$980,000	$870,937
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	90,000	81,063
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	2,619,481
MPLX LP, Senior Notes	4.000%	3/15/28	1,287,000	1,239,712
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,664,159
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	3,827,589
MPLX LP, Senior Notes	5.200%	3/1/47	11,830,000	10,830,991
MPLX LP, Senior Notes	5.200%	12/1/47	4,750,000	4,370,867
MPLX LP, Senior Notes	4.700%	4/15/48	5,597,000	4,777,836
MPLX LP, Senior Notes	5.500%	2/15/49	1,824,000	1,737,540
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	286,000	286,611
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	629,709
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,417,933
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,118,470
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	12,009,000	10,899,296
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	9,396,508
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,408,856
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	14,423,348
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	4,099,938
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,570,000	2,771,444
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	3,376,000	2,756,325
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	2,530,023
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	3,552,952
ONEOK Inc., Senior Notes	5.550%	11/1/26	3,190,000	3,220,226
ONEOK Inc., Senior Notes	5.800%	11/1/30	5,080,000	5,237,468
ONEOK Inc., Senior Notes	6.050%	9/1/33	6,550,000	6,834,516
ONEOK Inc., Senior Notes	6.625%	9/1/53	12,210,000	13,465,769
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	7,009,082	(a)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	30,909,000	24,467,156	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	7,630,000	5,132,394	(a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,890,000	1,759,831
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	7,290,000	6,128,481
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	16,630,000	14,001,214
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	12,650,000	10,758,057	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	22,500,000	16,267,348	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,349,114

See Notes to Schedule of Investments.

10	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	$4,084,000	$3,654,820
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	3,181,240
Shell International Finance BV, Senior Notes	3.250%	4/6/50	14,290,000	10,383,992
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	4,586,467
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,600,000	2,280,154
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,070,000	1,813,799	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	17,649,603
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	3,730,000	3,377,628
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	2,630,000	2,574,950
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	10,140,000	9,467,227
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	7,470,134
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,500,705
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,369,862
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	25,530
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	8,825,000	10,626,052
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	10,990,000	10,895,936
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	6,086,000	5,478,452
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	6,730,000	6,231,546
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	2,260,000	2,023,639

Total Oil, Gas & Consumable Fuels				791,534,413

TOTAL ENERGY				792,544,538

FINANCIALS - 11.5%
Banks - 7.7%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,332,002	(a)
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,000,000	27,074,628
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,000,000	964,238	(b)
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	4,430,345
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	8,925,132
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	49,280,000	46,858,169	(b)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	3,000,000	2,463,284	(b)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	11

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	$14,650,000	$12,158,913	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	15,760,000	13,593,060	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	13,820,000	11,757,076	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	17,046,000	15,996,172	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	7,711,000	7,331,601	(b)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	7,260,000	7,250,125	(b)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	3,717,000	3,046,900	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	5,000,000	4,780,921	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	22,684,000	21,505,559	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	19,640,000	16,117,196	(b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	11,720,000	10,097,090	(b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,370,000	5,244,199	(b)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	33,190,000	31,539,151	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,377,185
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	2,837,578
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,077,237
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	16,949,550
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	3,000,000	2,401,142	(b)
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	12,339,732

See Notes to Schedule of Investments.

12	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	$1,316,000	$1,228,330	(b)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	19,420,000	19,040,883
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	6,791,163
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,470,000	4,055,570	(b)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	2,909,000	2,851,779	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	6,068,000	5,848,855	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	5,533,000	5,443,075	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	3,739,000	3,625,347	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	8,840,000	8,502,928	(a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	11,830,000	10,414,250	(a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	27,240,000	27,208,632	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	8,704,000	8,659,871	(a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	18,020,000	18,850,666	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	3,019,000	2,865,478	(a)(b)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	4,522,376	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	6,491,000	8,311,411
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	6,361,485
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	1,516,673
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,000,000	4,171,593	(b)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	40,960,000	35,011,878	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,210,000	5,079,462	(b)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	18,054,000	17,028,988	(b)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	13

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	$15,970,000	$14,272,235	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	19,648,000	18,519,186	(b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	8,543,580	(b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	530,000	522,189	(b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	10,860,000	10,474,094	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	4,487,339
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,982,000	1,981,843
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,311,167
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	19,672,000	19,142,377
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	441,874
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	630,800
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	632,843
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,383,578
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	636,272
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	12,952,378
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	7,477,000	7,350,040
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	800,750
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	3,500,000	3,325,317	(a)(b)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	7,190,000	6,848,454	(a)(b)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	7,300,000	6,517,673	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	5,661,606	(a)(b)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	3,494,205	(a)(b)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	9,745,000	9,529,148	(a)(b)

See Notes to Schedule of Investments.

14	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	$4,872,000	$4,776,311	(a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,500,000	1,447,995	(a)(b)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	979,158
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	11,750,000	10,141,572	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	11,121,000	10,723,612	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	2,457,000	2,409,042
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	10,426,378	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	11,597,981	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	11,411,512	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	14,820,000	12,813,624	(b)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	19,530,000	16,256,929	(b)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	7,000,000	5,920,135	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	5,000,000	3,812,722	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	2,190,000	1,523,065	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	6,157,000	5,937,926	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	10,751,000	10,484,113	(b)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	6,000,000	5,803,199	(b)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	5,648,518
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	9,500,400
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	4,898,797
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	856,000	814,535
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	4,010,000	3,894,064

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	15

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	$2,843,000	$2,788,624
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	6,500,000	6,387,639	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	6,690,000	6,500,207	(b)
PNC Bank NA, Subordinated Notes	3.875%	4/10/25	1,567,000	1,540,792
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	11,680,000	11,825,707	(b)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	780,000	782,834	(b)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,488,343
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	19,350,000	17,896,119
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	6,380,000	6,389,080
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	484,000	398,616	(a)
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,450,431
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	3,500,000	3,353,427
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	8,060,000	8,170,789	(b)
US Bancorp, Senior Notes	1.450%	5/12/25	11,330,000	10,865,213
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	1,240,000	1,144,111	(b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	8,530,000	8,681,299	(b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	3,450,000	3,517,743	(b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	7,275,975
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	8,279,910
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	11,665,251	(b)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	18,000,000	15,917,775	(b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	8,970,000	7,785,591	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	12,440,000	11,916,747	(b)

See Notes to Schedule of Investments.

16	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	$67,500,000	$63,418,897	(b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	12,400,859
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	415,645
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	1,500,569
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,323,508
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,389,000	3,051,351
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	12,158,000	10,126,049
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	9,940,000	8,725,537

Total Banks				1,058,504,052

Capital Markets - 2.9%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	3,860,000	3,713,668
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	17,400,000	17,694,383
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	3,340,000	3,486,459	(b)
Credit Suisse AG, Senior Notes	4.750%	8/9/24	2,000,000	1,992,904
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,635,434
Credit Suisse AG, Senior Notes	7.950%	1/9/25	18,480,000	18,790,597
Credit Suisse AG, Senior Notes	2.950%	4/9/25	6,410,000	6,242,576
Credit Suisse AG, Senior Notes	7.500%	2/15/28	20,890,000	22,534,902
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.370%	4/29/24	22,000	18,579	(b)(c)
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	7,968,483
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,965,000	10,522,956
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	6,022,218
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	5,972,682
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	3,616,000	3,334,121
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	5,000,000	4,103,121	(b)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	4,920,000	4,095,065	(b)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,570,000	1,849,759	(b)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	1,120,000	842,740	(b)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	2,370,000	2,267,604	(b)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	17

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	$8,956,000	$8,571,497	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	17,026,000	16,145,262	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	27,505,000	26,481,408	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	6,394,000	6,276,713
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	3,328,291
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	18,411,000	17,814,019
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	321,059	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	18,980,000	18,316,613	(b)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	11,500,000	9,397,271	(b)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	1,030,000	852,279	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	19,360,000	16,919,504	(b)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	22,460,000	20,606,801	(b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	7,449,000	7,093,149	(b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	4,534,000	4,392,456	(b)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,033,060
UBS AG, Senior Notes	4.500%	6/26/48	3,599,000	3,265,755
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	2,676,115	(a)
UBS Group AG, Senior Notes	4.550%	4/17/26	457,000	449,812
UBS Group AG, Senior Notes	4.253%	3/23/28	11,773,000	11,357,168	(a)
UBS Group AG, Senior Notes	4.875%	5/15/45	5,000,000	4,650,538
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	15,930,000	14,745,226	(a)(b)
UBS Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	1,968,811	(a)(b)

See Notes to Schedule of Investments.

18	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	$4,200,000	$3,432,591	(a)(b)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	14,200,000	12,084,925	(a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	16,730,637	(a)(b)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	4,690,000	4,624,622	(a)(b)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	6,030,000	5,910,612	(a)(b)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	28,855,000	35,038,325	(a)(b)

Total Capital Markets				398,572,770

Consumer Finance - 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	7,290,000	7,074,179

Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	19,250,000	17,883,443
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	14,330,000	12,973,644
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	9,740,000	8,357,150
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	280,595
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	5,524,000	4,942,127
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	7.395%	12/21/65	3,743,000	3,005,770	(a)(b)
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,550,000	12,882,295
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,360,000	2,900,104
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	3,100,000	3,003,893
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	544,191	(a)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	6,535,432
Visa Inc., Senior Notes	4.300%	12/14/45	6,643,000	5,995,531

Total Financial Services				79,304,175

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	19

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	$15,280,000	$15,465,135
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	131,000	104,008
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,125,203
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,617,130	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	6,365,000	6,527,581
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,408,729	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	105,839	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	3,212,982	(a)

Total Insurance				31,566,607

TOTAL FINANCIALS				1,575,021,783

HEALTH CARE - 3.2%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	25,595,602
AbbVie Inc., Senior Notes	4.800%	3/15/29	8,660,000	8,677,307
AbbVie Inc., Senior Notes	3.200%	11/21/29	36,490,000	33,633,938
AbbVie Inc., Senior Notes	4.950%	3/15/31	3,740,000	3,768,562
AbbVie Inc., Senior Notes	5.050%	3/15/34	5,200,000	5,266,900
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	225,310
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,160,000	1,110,335
AbbVie Inc., Senior Notes	4.250%	11/21/49	14,509,000	12,576,672
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	637,782
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	3,646,279

Total Biotechnology				95,138,687

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	920,000	912,878
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	2,910,000	2,897,335
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	336,000	331,732
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	1,234,000	1,118,565
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	385,414
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	10,640,000	6,779,529	(a)
Solventum Corp., Senior Notes	5.400%	3/1/29	9,010,000	9,030,609	(a)
Solventum Corp., Senior Notes	5.450%	3/13/31	9,100,000	9,079,541	(a)
Solventum Corp., Senior Notes	5.600%	3/23/34	11,820,000	11,863,943	(a)
Solventum Corp., Senior Notes	5.900%	4/30/54	9,570,000	9,554,258	(a)

Total Health Care Equipment & Supplies				51,953,804

See Notes to Schedule of Investments.

20	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 1.4%
Aetna Inc., Senior Notes	3.875%	8/15/47	$2,006,000	$1,531,797
Cigna Group, Senior Notes	4.375%	10/15/28	23,912,000	23,335,884
Cigna Group, Senior Notes	4.800%	8/15/38	10,930,000	10,273,973
Cigna Group, Senior Notes	4.900%	12/15/48	4,290,000	3,910,552
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	312,646
CVS Health Corp., Senior Notes	3.875%	7/20/25	3,180,000	3,121,272
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	2,674,930
CVS Health Corp., Senior Notes	4.300%	3/25/28	9,572,000	9,344,045
CVS Health Corp., Senior Notes	3.750%	4/1/30	11,300,000	10,534,341
CVS Health Corp., Senior Notes	1.875%	2/28/31	1,910,000	1,557,352
CVS Health Corp., Senior Notes	2.125%	9/15/31	6,670,000	5,448,174
CVS Health Corp., Senior Notes	4.780%	3/25/38	17,470,000	16,141,153
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	1,855,056
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	4,789,731
CVS Health Corp., Senior Notes	5.050%	3/25/48	17,778,000	16,156,306
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	3,366,498
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	266,171	272,732
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	2,805,784	2,833,963
Elevance Health Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,765,867
Elevance Health Inc., Senior Notes	3.650%	12/1/27	7,067,000	6,762,597
Elevance Health Inc., Senior Notes	4.100%	5/15/32	5,510,000	5,161,088
Elevance Health Inc., Senior Notes	4.550%	5/15/52	2,270,000	1,997,430
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	3,609,619
Humana Inc., Senior Notes	3.700%	3/23/29	15,270,000	14,375,077
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	10,914,413
Humana Inc., Senior Notes	2.150%	2/3/32	2,330,000	1,864,163
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	682,602
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	213,641
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	4,523,565
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	1,380,000	1,169,687
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	2,690,000	2,557,643
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	290,000	298,449
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	624,413
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	3,851,864
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	1,657,085
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	1,417,923
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	2,191,972
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	3,318,678

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	21

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	$6,550,000	$4,442,885
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	1,437,000	1,034,080
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	5,038,812
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	506,942

Total Health Care Providers & Services				197,440,900

Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,189,000	10,104,760
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	4,740,000	4,788,051
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	12,940,000	13,145,277
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	2,329,000	2,085,669
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	2,600,000	2,676,106
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	1,930,000	1,987,314
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	12,020,000	11,958,827
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,360,000	1,353,382
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	9,780,000	9,741,379
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	7,776,577
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	10,630,000	6,955,950
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	6,220,082
Pfizer Inc., Senior Notes	1.700%	5/28/30	4,840,000	4,070,618
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	3,846,693
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	200,000	197,019
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,345,757

Total Pharmaceuticals				88,253,461

TOTAL HEALTH CARE				432,786,852

INDUSTRIALS - 2.2%
Aerospace & Defense - 1.2%
Boeing Co., Senior Notes	4.875%	5/1/25	24,660,000	24,389,857
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,309,472
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,384,949
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,654,975
Boeing Co., Senior Notes	3.200%	3/1/29	5,300,000	4,738,043
Boeing Co., Senior Notes	5.150%	5/1/30	6,340,000	6,137,096
Boeing Co., Senior Notes	3.250%	2/1/35	8,217,000	6,470,563
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	431,477
Boeing Co., Senior Notes	5.705%	5/1/40	6,380,000	6,111,245
Boeing Co., Senior Notes	3.750%	2/1/50	1,183,000	824,119
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	617,297
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	1,655,279

See Notes to Schedule of Investments.

22	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	$271,000	$256,211
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	3,850,000	3,615,728
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	522,938
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	16,990,000	14,354,144
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	2,702,000	2,673,943
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	4,739,000	4,651,725
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	2,801,637
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	36,826,539
RTX Corp., Senior Notes	3.950%	8/16/25	5,920,000	5,824,803
RTX Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,193,743
RTX Corp., Senior Notes	2.250%	7/1/30	6,940,000	5,929,297
RTX Corp., Senior Notes	6.000%	3/15/31	6,770,000	7,120,890
RTX Corp., Senior Notes	4.500%	6/1/42	833,000	743,804
RTX Corp., Senior Notes	4.150%	5/15/45	5,000,000	4,159,534
RTX Corp., Senior Notes	3.125%	7/1/50	12,950,000	8,850,161

Total Aerospace & Defense				158,249,469

Air Freight & Logistics - 0.3%
DP World Ltd., Senior Notes	5.625%	9/25/48	28,839,000	27,523,509	(a)
DP World Ltd., Senior Notes	4.700%	9/30/49	13,370,000	11,104,948	(d)

Total Air Freight & Logistics				38,628,457

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	410,000	353,070
Carrier Global Corp., Senior Notes	3.577%	4/5/50	650,000	484,837

Total Building Products				837,907

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,098,191
Cintas Corp. No 2, Senior Notes	4.000%	5/1/32	3,440,000	3,247,666
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,602,283
Waste Connections Inc., Senior Notes	5.000%	3/1/34	7,060,000	6,996,111

Total Commercial Services & Supplies				16,944,251

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,216,413
Emerson Electric Co., Senior Notes	2.800%	12/21/51	13,560,000	8,893,574

Total Electrical Equipment				11,109,987

Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	1,160,000	760,671
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,149,394
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,530,000	5,724,756

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	23

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ground Transportation - (continued)
Union Pacific Corp., Senior Notes	2.891%	4/6/36	$170,000	$138,791
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,990,000	2,299,439
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	4,919,291

Total Ground Transportation				17,992,342

Industrial Conglomerates - 0.2%
3M Co., Senior Notes	2.375%	8/26/29	8,358,000	7,331,349
3M Co., Senior Notes	3.050%	4/15/30	771,000	692,943
3M Co., Senior Notes	3.700%	4/15/50	1,600,000	1,183,680
Honeywell International Inc., Senior Notes	5.000%	3/1/35	11,530,000	11,578,372

Total Industrial Conglomerates				20,786,344

Passenger Airlines - 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,414,705
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	6,874,000	6,805,442	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	11,290,000	11,046,015	(a)

Total Passenger Airlines				19,266,162

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,513,700
Air Lease Corp., Senior Notes	5.300%	2/1/28	7,240,000	7,247,265

Total Trading Companies & Distributors				11,760,965

TOTAL INDUSTRIALS				295,575,884

INFORMATION TECHNOLOGY - 1.0%
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,012,000	1,903,466
Broadcom Inc., Senior Notes	3.137%	11/15/35	15,440,000	12,479,816	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	257,000	204,635	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	2,725,000	2,587,575	(a)
Intel Corp., Senior Notes	5.200%	2/10/33	4,230,000	4,290,492
Intel Corp., Senior Notes	4.750%	3/25/50	6,335,000	5,742,413
Intel Corp., Senior Notes	3.050%	8/12/51	800,000	539,818
KLA Corp., Senior Notes	4.650%	7/15/32	5,520,000	5,435,090
Micron Technology Inc., Senior Notes	5.300%	1/15/31	5,690,000	5,724,997
Micron Technology Inc., Senior Notes	5.875%	2/9/33	3,120,000	3,229,913
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	5,291,323
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	3,970,215
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,340,000	4,782,705
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	5,586,765

See Notes to Schedule of Investments.

24	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	$7,100,000	$6,543,886
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	41,490,000	35,480,795	(e)

Total Semiconductors & Semiconductor Equipment				103,793,904

Software - 0.3%
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,031,000	2,144,664
Oracle Corp., Senior Notes	1.650%	3/25/26	16,160,000	15,091,690
Oracle Corp., Senior Notes	2.950%	4/1/30	1,370,000	1,219,615
Oracle Corp., Senior Notes	4.650%	5/6/30	7,230,000	7,092,560
Oracle Corp., Senior Notes	2.875%	3/25/31	13,350,000	11,614,061

Total Software				37,162,590

TOTAL INFORMATION TECHNOLOGY				140,956,494

MATERIALS - 1.8%
Chemicals - 0.5%
MEGlobal BV, Senior Notes	4.250%	11/3/26	14,921,000	14,383,366	(a)
MEGlobal BV, Senior Notes	2.625%	4/28/28	28,240,000	25,216,343	(a)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	4,729,231	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	13,240,000	12,167,965	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	13,500,000	11,234,560	(a)

Total Chemicals				67,731,465

Metals & Mining - 0.9%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	8,915,793	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	5,249,500	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,112,067	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	771,374
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	8,856,682
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	2,603,000	2,508,290
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	2,894,000	2,861,289
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,000,000	2,874,703
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,017,000	5,818,961	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,155,000	2,068,619	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	34,538,000	32,756,053
Southern Copper Corp., Senior Notes	5.875%	4/23/45	4,846,000	4,870,167
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	33,197,000	33,733,663

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	25

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	$6,708,000	$7,173,830
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	5,893,241

Total Metals & Mining				126,464,232

Paper & Forest Products - 0.4%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	46,855,000	47,120,481

TOTAL MATERIALS				241,316,178

REAL ESTATE - 0.0%††
Retail REITs - 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	3,872,166	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,062,008	(a)

TOTAL REAL ESTATE				4,934,174

UTILITIES - 0.9%
Electric Utilities - 0.9%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	7,500,000	6,225,891	(a)
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,322,021	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	10,000,000	8,374,239	(a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	20,305,000	16,601,366	(a)
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	3,748,210
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,017,660
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,586,083
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	15,102,000	14,495,963
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	1,970,000	1,731,036
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,557,000	7,191,583
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,533,834	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	2,846,482
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	4,100,000	3,412,538
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	610,052
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,180,000	2,859,715

See Notes to Schedule of Investments.

26	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	$3,543,000	$3,415,679	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	6,672,000	6,690,628	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	18,734,000	17,314,197	(d)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	15,426,000	15,630,657	(a)
SCE Recovery Funding LLC, Senior Secured Notes	2.943%	11/15/42	6,330,000	5,141,410
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	2,000,000	1,616,924

Total Electric Utilities				125,366,168

Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	2,680,000	2,470,691
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	1,528,945
Total Multi-Utilities				3,999,636

TOTAL UTILITIES				129,365,804

TOTAL CORPORATE BONDS & NOTES (Cost - $4,934,181,325)				4,447,950,179

MORTGAGE-BACKED SECURITIES - 31.5%
FHLMC - 8.8%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-5/1/52	60,618,764	55,191,922
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40-2/1/52	262,081,483	216,551,892
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40-2/1/51	102,665,466	83,441,004
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-4/1/52	262,724,316	221,057,321
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/41-9/1/53	38,066,267	38,782,755
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	12/1/41-2/1/42	51,201,973	42,950,551	(f)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/42-4/1/52	118,228,641	103,552,680
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	12/1/44-6/1/53	71,031,592	69,679,613

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	27

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-12/1/52	$48,835,604	$46,792,455
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/49-2/1/53	105,159,558	98,735,130
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52-9/1/53	97,204,577	97,100,392
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-5/1/53	27,756,483	28,595,874
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.875%	11/1/47	9,237,112	8,960,108	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.096%	2/1/50	12,371,216	11,689,979	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.627%)	3.007%	11/1/48	26,223,316	24,716,297	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.107%	3/1/47	2,358,745	2,197,078	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	12/1/24-6/1/41	1,196,921	1,189,853
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	2/1/29-6/1/47	8,115,341	7,938,836
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	211,314	223,237
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	140,254	145,016
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	4,923,636	4,537,032
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35	83,169	84,819
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-6/1/48	22,774,074	21,632,557
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-9/1/48	22,272,196	19,687,294

Total FHLMC				1,205,433,695

See Notes to Schedule of Investments.

28	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - 13.3%
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	$655,847	$639,053
Federal National Mortgage Association (FNMA)	7.500%	8/1/25-4/1/28	7,413	7,404
Federal National Mortgage Association (FNMA)	6.000%	1/1/26-7/1/53	75,602,757	76,908,576
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	621,483	648,708
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-1/1/59	123,975,784	119,737,895
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-1/1/53	18,141,512	18,749,626
Federal National Mortgage Association (FNMA)	4.230%	10/1/32	850,000	822,028
Federal National Mortgage Association (FNMA)	4.270%	10/1/32	391,758	380,690
Federal National Mortgage Association (FNMA)	4.580%	1/1/33	1,275,000	1,264,685
Federal National Mortgage Association (FNMA)	4.690%	1/1/33	1,839,213	1,838,566
Federal National Mortgage Association (FNMA)	4.720%	1/1/33	100,000	100,193
Federal National Mortgage Association (FNMA)	4.840%	1/1/33	400,000	404,493
Federal National Mortgage Association (FNMA)	5.080%	1/1/33	400,000	410,386
Federal National Mortgage Association (FNMA)	4.870%	3/1/33	1,380,000	1,397,570
Federal National Mortgage Association (FNMA)	4.420%	4/1/33	1,487,178	1,452,301
Federal National Mortgage Association (FNMA)	4.820%	7/1/33	1,000,000	1,005,431
Federal National Mortgage Association (FNMA)	5.490%	10/1/33	896,514	936,868
Federal National Mortgage Association (FNMA)	5.500%	10/1/33-9/1/56	100,747,770	100,800,185
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-6/1/52	250,646,778	228,261,332
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-4/1/52	351,887,139	311,534,029

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	29

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-9/1/61	$366,511,879	$308,831,333
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-7/1/53	65,917,940	64,879,702
Federal National Mortgage Association (FNMA)	2.000%	8/1/40-3/1/52	283,241,835	232,109,056
Federal National Mortgage Association (FNMA)	1.500%	4/1/41-3/1/51	48,390,459	37,827,975
Federal National Mortgage Association (FNMA)	2.000%	12/1/41-8/1/42	58,535,759	49,128,985	(f)
Federal National Mortgage Association (FNMA)	4.000%	7/1/42-6/1/57	131,747,028	123,547,027
Federal National Mortgage Association (FNMA)	6.500%	2/1/53-3/1/54	14,200,800	14,603,572	(f)
Federal National Mortgage Association (FNMA)	3.000%	4/1/54	30,600,000	26,329,633	(g)
Federal National Mortgage Association (FNMA)	4.500%	4/1/54	45,300,000	43,142,752	(g)
Federal National Mortgage Association (FNMA)	5.000%	4/1/54	59,100,000	57,670,928	(g)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.831%)	6.903%	11/1/35	85,926	86,852	(b)

Total FNMA				1,825,457,834

GNMA - 9.4%
Government National Mortgage Association (GNMA)	7.000%	5/15/26-5/15/32	2,752	2,754
Government National Mortgage Association (GNMA)	6.500%	3/15/28-8/15/34	1,051,458	1,078,308
Government National Mortgage Association (GNMA)	6.000%	12/15/28-6/15/35	809,736	830,729
Government National Mortgage Association (GNMA)	7.500%	3/15/29-8/15/32	14,462	14,477
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	61,076	62,604
Government National Mortgage Association (GNMA)	5.000%	1/15/40	14,386	14,473
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	5,848,369	5,287,789
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	3,519,012	3,271,659

See Notes to Schedule of Investments.

30	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	4.000%	3/15/50	$284,337	$268,040
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-1/20/54	50,139,058	50,975,524
Government National Mortgage Association (GNMA) II	6.500%	10/20/37-1/20/54	14,766,475	15,102,013
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-9/20/52	103,628,912	100,651,704
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-8/20/53	136,819,007	135,348,027
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/53	104,257,846	95,824,564
Government National Mortgage Association (GNMA) II	4.000%	10/20/44-6/20/52	102,944,520	97,493,812
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-4/20/53	147,979,552	130,053,188
Government National Mortgage Association (GNMA) II	2.500%	10/20/49-12/20/51	218,464,998	185,521,804
Government National Mortgage Association (GNMA) II	2.000%	8/20/50-3/20/51	188,432,542	153,785,081
Government National Mortgage Association (GNMA) II	2.000%	10/20/50	59,375,796	48,719,206	(f)
Government National Mortgage Association (GNMA) II	2.500%	4/20/51	37,362,592	31,870,018	(f)
Government National Mortgage Association (GNMA) II	5.500%	11/20/52-8/20/53	99,263,004	99,687,229
Government National Mortgage Association (GNMA) II	3.000%	4/20/54	3,100,000	2,734,225	(g)
Government National Mortgage Association (GNMA) II	4.000%	4/20/54	1,300,000	1,216,599	(g)
Government National Mortgage Association (GNMA) II	4.500%	4/20/54	20,700,000	19,892,391	(g)
Government National Mortgage Association (GNMA) II	5.000%	4/20/54	73,200,000	71,949,232	(g)
Government National Mortgage Association (GNMA) II	5.500%	4/20/54	25,400,000	25,380,114	(g)
Government National Mortgage Association (GNMA) II	6.500%	4/20/54	3,100,000	3,152,170	(g)

Total GNMA				1,280,187,734

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,565,088,248)				4,311,079,263

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	31

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 13.1%
Angel Oak Mortgage Trust, 2022-3 A1	4.000%	1/25/67	$28,556,356	$26,954,553	(a)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	6.769%	1/15/37	8,850,000	8,815,149	(a)(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	7.569%	6/17/39	8,625,000	8,631,413	(a)(b)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	6.569%	1/20/37	18,498,407	18,351,430	(a)(b)
BANK, 2017-BNK5 A4	3.131%	6/15/60	7,310,000	6,892,294
BANK, 2020-BN29 C	3.029%	11/15/53	1,930,000	1,476,768	(b)
BANK, 2021-BN36 XA, IO	0.899%	9/15/64	43,751,041	1,768,063	(b)
BANK, 2022-BNK44 A5	5.745%	11/15/55	7,280,000	7,674,427	(b)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	3,057,533
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	9,885,858	(b)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.089%	4/15/54	21,887,629	1,208,510	(b)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.872%	7/15/35	21,879,000	21,861,521	(a)(b)
BRAVO Residential Funding Trust, 2022- NQM3 A1	5.108%	7/25/62	18,662,895	18,350,960	(a)(b)
BX Commercial Mortgage Trust, 2019-IMC A (1 mo. Term SOFR + 1.046%)	6.371%	4/15/34	8,956,000	8,946,886	(a)(b)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. Term SOFR + 0.803%)	6.128%	10/15/38	23,684,665	23,522,496	(a)(b)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.338%	2/15/39	16,101,643	16,033,816	(a)(b)
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	7.087%	12/9/40	13,600,000	13,706,997	(a)(b)
BX Commercial Mortgage Trust, 2024-XL5 A (1 mo. Term SOFR + 1.392%)	6.692%	3/15/41	10,690,000	10,711,237	(a)(b)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.325%	1/15/39	20,360,000	20,267,478	(a)(b)
CAMB Commercial Mortgage Trust, 2019- LIFE A (1 mo. Term SOFR + 1.367%)	6.693%	12/15/37	12,200,000	12,206,694	(a)(b)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	3,926,680	(b)
Citigroup Commercial Mortgage Trust, 2014- GC25 AS	4.017%	10/10/47	1,773,000	1,743,338
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	6,144,173
Citigroup Commercial Mortgage Trust, 2016-P6 A4	3.458%	12/10/49	3,369,873	3,219,749

See Notes to Schedule of Investments.

32	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Citigroup Commercial Mortgage Trust, 2017-B1 A3	3.197%	8/15/50	$8,466,910	$7,923,226
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	8,443,863
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,389,667	(b)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	17,000,000	15,233,311
Cold Storage Trust, 2020-ICE5 A (1 mo. Term SOFR + 1.014%)	6.332%	11/15/37	49,277,315	49,191,380	(a)(b)
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	14,784,797	13,433,352	(a)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	4,057,000	3,711,762	(a)(b)
Commercial Mortgage Trust, 2014-277P A	3.611%	8/10/49	2,830,000	2,706,997	(a)(b)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	7,301,373	(b)
Commercial Mortgage Trust, 2017-PANW A	3.244%	10/10/29	9,771,000	9,037,672	(a)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	8,430,000	6,864,326	(a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	5,660,000	5,938,506	(a)
CSAIL Commercial Mortgage Trust, 2019- C15 A4	4.053%	3/15/52	13,433,000	12,648,865
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	12,350,600	11,798,767	(a)(b)
CSMC Trust, 2017-RPL1 M1	2.969%	7/25/57	22,223,700	18,562,737	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	15,218,822	13,506,746	(a)(b)
CSMC Trust, 2019-ICE4 A (1 mo. Term SOFR + 1.027%)	6.353%	5/15/36	24,271,615	24,272,465	(a)(b)
CSMC Trust, 2019-NQM1 A1	3.656%	10/25/59	2,589,997	2,520,705	(a)
CSMC Trust, 2020-FACT A (1 mo. Term SOFR + 1.714%)	7.040%	10/15/37	6,040,000	5,941,070	(a)(b)
CSMC Trust, 2020-RPL3 A1	4.081%	3/25/60	9,020,675	8,990,958	(a)(b)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	6,424,467	5,210,259	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	2,197,135	1,803,651	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	26,836,240	22,859,675	(a)(b)
CSMC Trust, 2021-RPL1 A1	4.037%	9/27/60	9,108,062	8,823,907	(a)(b)
CSMC Trust, 2021-RPL2 A1	0.000%	1/25/60	24,003,586	20,712,644	(a)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	13,099,532	12,737,495	(a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	13,445,788	11,805,868	(a)(b)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 4.500%)	9.822%	10/25/66	20,236,839	20,157,218	(a)(b)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	9.270%	1/15/25	17,000,000	15,464,605	(a)(b)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	33

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	$31,205,315	$27,360,726	(a)(b)
DBCG Mortgage Trust, 2017-BBG A	8.500%	6/15/34	7,610,000	7,629,119	(a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,320,000	1,200,522	(b)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	10,590,000	10,840,937	(a)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	21,435,699	19,223,996	(a)(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	5.894%	6/25/34	15,803	14,347	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AF1 (1 mo. Term SOFR + 0.404%)	5.730%	4/15/36	1,411,525	1,233,405	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	21,412,884	18,261,957	(a)(b)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	3,254,181	2,879,420	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	600,209	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	799,834	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020- ML07 XUS, IO	1.985%	10/25/36	16,734,303	2,412,584	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019- RR01 X, IO	1.534%	6/25/28	15,000,000	783,660	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.283%	12/25/26	250,224,052	1,777,191	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K072 X1, IO	0.364%	12/25/27	60,257,764	724,244	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.561%	3/25/29	33,136,221	790,229	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.942%	5/25/29	19,422,632	751,131	(b)

See Notes to Schedule of Investments.

34	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.241%	6/25/29	$10,114,000	$562,171	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.834%	10/25/29	19,651,224	738,432	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K105 X1, IO	1.521%	1/25/30	36,101,924	2,543,973	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.318%	1/25/30	25,635,798	1,594,798	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.695%	4/25/30	24,899,350	1,942,705	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.323%	6/25/30	8,939,913	582,950	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.422%	7/25/30	33,457,523	2,298,595	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K120 X1, IO	1.036%	10/25/30	11,882,960	616,011	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.021%	10/25/30	1,475,215	75,495	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K124 X1, IO	0.718%	12/25/30	49,636,284	1,909,816	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K128 X1, IO	0.514%	3/25/31	51,709,873	1,450,762	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.347%	9/25/31	76,910,456	1,659,358	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K136 X1, IO	0.397%	12/25/31	197,850,676	4,341,398	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.296%	3/25/32	34,169,921	695,406	(b)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	35

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.342%	4/25/55	$6,987,436	$166,871	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.317%	6/25/55	22,449,818	513,183	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.230%	6/25/54	54,473,217	983,356	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K147 X1, IO	0.358%	6/25/32	19,958,861	530,303	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K148 X1, IO	0.250%	7/25/32	62,264,797	1,243,098	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 X1, IO	0.264%	8/25/32	32,918,183	695,439	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K151 X1, IO	0.181%	10/25/32	75,207,874	1,207,034	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K154 X1, IO	0.353%	1/25/33	26,493,270	758,857	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K155 X1, IO	0.265%	4/25/33	8,991,852	204,149	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K159 X1, IO	0.123%	7/25/33	221,252,047	3,013,508	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.281%	7/25/26	7,951,219	177,022	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.629%	10/25/26	41,034,150	492,865	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.566%	12/25/27	17,870,817	314,993	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.775%	3/25/28	18,392,884	362,292	(b)

See Notes to Schedule of Investments.

36	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1511 X1, IO	0.776%	3/25/34	$3,544,248	$184,895	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.509%	2/25/35	25,495,120	2,832,029	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.510%	5/25/35	7,410,899	879,722	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.323%	7/25/35	6,342,663	656,260	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.471%	2/25/36	14,931,783	566,424	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.225%	6/25/27	7,172,738	147,789	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	6,734,783
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	781,577	804,308
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	1,227,297	1,229,853
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 30 Day Average SOFR + 6.176%)	0.857%	11/15/36	199,545	17,595	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	0.997%	2/15/37	523,791	47,027	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 30 Day Average SOFR + 5.916%)	0.597%	9/15/37	441,313	34,646	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 30 Day Average SOFR + 6.116%)	0.797%	1/15/40	115,175	10,678	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	331,187	331,172

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	37

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.517%	10/15/41	$273,667	$24,474	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	1.057%	12/15/41	202,610	22,812	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.617%	8/15/39	403,850	32,108	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.567%	8/15/42	554,191	59,011	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	336,464	29,698
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO, PAC	3.500%	4/15/43	1,221,304	200,569
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.817%	9/15/42	335,630	27,274	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	219,754	5,904
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	70,228	1,323
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.517%	2/15/44	666,609	59,478	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.567%	5/15/44	277,050	23,322	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.000%	4/15/41	334,970	18,863	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	2,911,027	2,572,427
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	1,927,580	1,703,691
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,551,389	1,339,160
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	1,291,053	1,038,160
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	3,888,073	581,006

See Notes to Schedule of Investments.

38	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	$10,301,041	$1,655,976
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	4,477,038	729,318
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	8,898,738	1,178,792
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	2,579,899	347,026
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	13,207,926	2,041,860
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5068 AI, IO	3.000%	11/25/50	7,360,011	1,207,788
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	5,006,796	742,060
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	27,668,669	3,348,955
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	1,917,970	1,637,389
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	1,787,643	298,542
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	16,305,008	2,269,205
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	21,826,244	2,999,707
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	11,036,602	1,270,892
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5161 IO, IO	2.000%	3/25/51	17,414,429	2,417,264
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	13,289,140	2,634,572
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5173 LI, IO	2.500%	5/25/50	3,501,801	551,162
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5181 AI, IO	2.500%	3/25/49	1,796,863	263,367
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5190 GI, IO	2.500%	10/25/48	13,709,986	1,827,892
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	535,311	483,000
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	725,898	95,141

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	39

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	$21,428,000	$19,264,841
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	14,368,162	11,222,111
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	16,999,057	2,754,942
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	4,216,204	842,525
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IA, IO	2.500%	10/25/51	3,491,849	603,040
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IC, IO	4.500%	11/25/51	9,933,943	2,242,103
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.820%	10/25/41	38,510,000	38,596,813	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	7.120%	11/25/41	3,500,000	3,523,927	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	6.320%	1/25/42	13,629,397	13,632,971	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.320%	4/25/42	10,151,826	10,286,876	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	8.220%	4/25/42	33,130,000	34,302,782	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	7.520%	5/25/42	3,997,091	4,068,515	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	71,816	2,396
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.667%	8/15/44	186,213	19,432	(b)

See Notes to Schedule of Investments.

40	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.567%	12/15/46	$2,938,045	$295,274	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	4,278,620	895,218
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	481,829	124,315
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C9, IO	2.000%	3/25/52	7,001,648	935,734
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.620%	8/25/33	17,219,901	17,569,909	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	8.420%	3/25/42	11,510,000	11,980,273	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.480%	12/25/24	79,470,756	40,947	(b)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,412,305
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	1,873,398	1,752,452
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.826%	6/25/34	3,698,229	140,013	(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.556%	6/25/29	9,310,166	205,072	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,398,688	1,206,905
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.448%	9/25/34	19,146,913	934,224	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.499%	12/25/33	36,678,444	2,529,397	(b)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.768%	8/25/32	2,600,000	2,439,420	(b)
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,316,707	1,240,763
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	1.045%	4/25/40	248,502	25,888	(b)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	1,132,852	1,108,209

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	41

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	$400,136	$408,169
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 30 Day Average SOFR + 6.586%)	1.265%	10/25/26	63,244	1,098	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	11,621	11,822
Federal National Mortgage Association (FNMA) REMIC, 2012-35 SC, IO (-1.000 x 30 Day Average SOFR + 6.386%)	1.065%	4/25/42	537,277	61,685	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	365,713	377,962
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	138,839	149,167
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	23,721	21,294
Federal National Mortgage Association (FNMA) REMIC, 2012-74 SA, IO (-1.000 x 30 Day Average SOFR + 6.536%)	1.215%	3/25/42	417,782	25,599	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	47,441	42,452
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	1.165%	7/25/42	110,317	12,247	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	26,180	354
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	7,338,102	6,554,114
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.715%	12/25/42	391,976	41,287	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.715%	12/25/42	247,864	29,685	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	710,554	745,084
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	1,852,806	1,879,945
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	461,192	82,737

See Notes to Schedule of Investments.

42	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	$37,381	$1,243
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	735,673	130,937
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.715%	6/25/43	867,587	102,251	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.515%	12/25/43	1,874,602	172,370	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.715%	9/25/41	693,528	44,549	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	1,000,103	44,720	(b)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	87,245	76,367
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.715%	8/25/45	517,474	63,509	(b)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,484,814	1,255,953
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.665%	10/25/57	6,000,693	684,884	(b)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.765%	11/25/47	1,687,208	154,524	(b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	773,003	704,914
Federal National Mortgage Association (FNMA) REMIC, 2020-37 IM, IO	4.000%	6/25/50	18,273,786	3,631,020
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,574,683	3,925,246
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	4,400,000	3,410,680
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	4,266,532	694,508
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	5,007,946	4,317,363

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	43

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-61 NI, IO	3.500%	9/25/50	$11,868,358	$2,003,000
Federal National Mortgage Association (FNMA) REMIC, 2020-62 AI, IO	2.500%	9/25/50	6,566,673	1,043,905
Federal National Mortgage Association (FNMA) REMIC, 2020-71 IA, IO	2.000%	3/25/41	7,657,316	332,667
Federal National Mortgage Association (FNMA) REMIC, 2020-73 KI, IO	3.000%	10/25/50	603,627	97,717
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	3,756,373	612,369
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	23,573,269	3,590,647
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	28,725,764	3,896,819
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	16,191,649	2,637,320
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	16,528,560	2,435,249
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	20,089,559	3,143,023
Federal National Mortgage Association (FNMA) REMIC, 2021-4 GI, IO, PAC	3.000%	2/25/51	3,902,874	624,490
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	2,097,038	445,786
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	5,908,958	4,764,176
Federal National Mortgage Association (FNMA) REMIC, 2021-33 AI, IO	2.500%	5/25/47	6,241,820	815,609
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	7,248,938	1,133,055
Federal National Mortgage Association (FNMA) REMIC, 2021-44 MI, IO	2.500%	7/25/51	897,809	152,835
Federal National Mortgage Association (FNMA) REMIC, 2021-52 CI, IO	2.500%	12/25/47	8,265,763	1,120,159
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	30,245,990	4,169,349
Federal National Mortgage Association (FNMA) REMIC, 2021-62 GI, IO	2.500%	10/25/47	8,182,509	1,193,088
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	1,684,353	211,413

See Notes to Schedule of Investments.

44	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	$1,502,924	$1,307,861
Federal National Mortgage Association (FNMA) REMIC, 2021-69 IJ, IO	2.500%	1/25/49	42,424,298	5,798,519
Federal National Mortgage Association (FNMA) REMIC, 2021-77 WI, IO, PAC	3.000%	8/25/50	10,470,378	1,662,450
Federal National Mortgage Association (FNMA) REMIC, 2021-89 AI, IO	2.500%	4/25/48	4,035,452	587,685
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	513,647	484,036
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	1,484,789	206,870
Federal National Mortgage Association (FNMA) REMIC, 2023-2 CI, IO	2.000%	10/25/50	47,436,108	5,838,764
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	146,439	31,598
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	57,239	10,908
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	27,293	5,212	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	25,683	5,376	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	36,562	5,679
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	193,033	40,545
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	231,534	5,612
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	359,415	10,886
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	536,782	84,116
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	634,425	116,761
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	444,954	83,008
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	292,922	56,378
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	23,843,768	2,926,055

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	45

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 428 C14, IO	2.500%	1/25/48	$6,934,767	$800,885
Federal National Mortgage Association (FNMA) STRIPS, 429 C10, IO	1.500%	4/25/37	32,046,787	1,905,193
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	347,840,402	1,512,132	(a)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	625,105	549,367	(a)(b)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000x1mo. Term SOFR + 6.366%)	1.037%	4/20/40	50,885	5,510	(b)
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000x1mo. Term SOFR + 6.436%)	1.107%	6/20/40	877,304	99,183	(b)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.536%)	1.207%	1/20/40	6,489	22	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	5.989%	3/20/60	413,154	413,053	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. Term SOFR + 1.114%)	6.451%	5/20/60	183,408	184,473	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.794%	8/20/58	131,999	131,483	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. Term SOFR + 0.494%)	5.824%	12/20/60	569,044	567,697	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. Term SOFR + 0.514%)	5.844%	12/20/60	540,853	539,750	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	5.944%	1/20/61	381,457	381,119	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	5.944%	12/20/60	636,593	636,029	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	5.894%	2/20/61	546,086	545,253	(b)

See Notes to Schedule of Investments.

46	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. Term SOFR + 0.594%)	5.924%	3/20/61	$639,638	$639,012	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	5.944%	3/20/61	376,677	376,362	(b)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.225%	4/16/53	4,697,489	10,267	(b)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000x1mo. Term SOFR + 5.936%)	0.607%	3/20/42	997,631	94,081	(b)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.029%	3/16/49	1,353,202	150	(b)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	5,497	2
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000x1mo. Term SOFR + 5.986%)	0.659%	8/16/42	394,328	40,524	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.108%	2/16/53	3,582,349	7,297	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000x1mo. Term SOFR + 6.086%)	0.759%	10/16/42	396,464	40,980	(b)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.061%	10/16/48	22,006,570	30,924	(b)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.568%	11/16/47	7,564,987	108,537	(b)
Government National Mortgage Association (GNMA), 2013-107 AD	2.833%	11/16/47	2,986,226	2,663,506	(b)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.010%	2/16/46	2,426,873	51,625	(b)
Government National Mortgage Association (GNMA), 2014-5 SP, IO, PAC (-1.000x1mo. Term SOFR + 6.036%)	0.709%	6/16/43	168,384	6,942	(b)
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	67,965	63,605	(b)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.154%	2/16/48	581,641	1,966	(b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.627%	9/16/55	3,010,248	75,196	(b)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	47

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000x1mo. Term SOFR + 6.086%)	0.757%	8/20/44	$3,452,716	$395,329	(b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	161,985	1,353
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.371%	8/16/54	4,496,123	45,015	(b)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.211%	4/16/55	9,647,813	83,561	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,161,459	219,905
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	6,275,563	1,258,986
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000x1mo. Term SOFR + 5.986%)	0.659%	10/16/46	1,821,241	250,304	(b)
Government National Mortgage Association (GNMA), 2016-H06 FD (1 mo. Term SOFR + 1.034%)	6.364%	7/20/65	135,610	135,521	(b)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.447%	8/16/58	4,857,164	118,726	(b)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.687%	2/16/57	7,390,628	267,160	(b)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.584%	7/16/58	2,629,334	73,846	(b)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,108,468	122,780	(b)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.505%	4/16/57	5,661,241	167,005	(b)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.519%	12/16/59	2,803,108	96,108	(b)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.619%	3/16/60	1,260,426	46,037	(b)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	0.289%	11/20/67	375,761	11,935	(b)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	1,086,562	949,620
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	533,409	501,577

See Notes to Schedule of Investments.

48	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. Term SOFR + 0.414%)	5.744%	2/20/68	$1,661,226	$1,644,968	(b)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. Term SOFR + 0.414%)	5.744%	5/20/68	2,879,926	2,883,830	(b)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. Term SOFR + 0.414%)	5.744%	5/20/68	1,740,309	1,732,645	(b)
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	351,306	318,913
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	2,089,303	1,851,248
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	7,159,788	1,297,672
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	2,637,020	479,228
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.165%	4/16/62	12,388,309	1,006,427	(b)
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	3,932,680	2,968,618
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.838%	5/16/60	13,952,903	795,938	(b)
Government National Mortgage Association (GNMA), 2020-123 IL, IO, PAC	2.500%	8/20/50	2,784,053	356,649
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	9,183,578	1,259,784
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	4,336,448	580,639
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	4,141,609	555,509
Government National Mortgage Association (GNMA), 2020-157 IO, IO	0.935%	6/16/62	16,961,813	1,102,837	(b)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	3,087,228	412,301
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	4,284,458	615,457
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	14,338,634	1,928,212
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	31,752,243	3,536,254

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	49

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.912%	11/16/60	$5,564,330	$349,369	(b)
Government National Mortgage Association (GNMA), 2020-187 MI, IO, PAC	3.000%	12/20/50	2,835,770	496,026
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.927%	12/16/62	76,598,933	4,976,839	(b)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. Term SOFR + 1.264%)	6.594%	5/20/70	8,592,646	8,641,653	(b)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.694%	4/20/70	6,056,614	6,138,104	(b)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.944%	7/20/70	1,903,696	1,866,791	(b)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	5.894%	7/20/70	2,838,467	2,774,462	(b)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	5.894%	7/20/70	21,626,410	21,140,140	(b)
Government National Mortgage Association (GNMA), 2020-H20 FA (1 mo. Term SOFR + 0.464%)	5.794%	4/20/70	1,362,888	1,328,494	(b)
Government National Mortgage Association (GNMA), 2021-2 AH	1.500%	6/16/63	835,463	629,072
Government National Mortgage Association (GNMA), 2021-5 IO, IO	1.112%	1/16/61	9,093,867	701,479	(b)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	431,876	430,363
Government National Mortgage Association (GNMA), 2021-9 MI, IO	2.500%	1/20/51	38,635,396	5,188,119
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	7,453,649	5,565,296
Government National Mortgage Association (GNMA), 2021-14 IO, IO	1.325%	6/16/63	15,910,673	1,492,784	(b)
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	1,034,825	780,034
Government National Mortgage Association (GNMA), 2021-26 AI, IO	2.000%	2/20/51	4,513,321	519,121

See Notes to Schedule of Investments.

50	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	$505,096	$497,434
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	23,758,817	4,163,683
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	16,225,985	952,610	(b)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	15,761,777	946,069	(b)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.871%	10/16/62	13,540,109	831,780	(b)
Government National Mortgage Association (GNMA), 2021-77 LC, PAC	1.250%	7/20/50	3,382,491	2,654,901
Government National Mortgage Association (GNMA), 2021-84 ED	1.000%	7/16/60	1,104,502	796,770
Government National Mortgage Association (GNMA), 2021-108 IO, IO	0.967%	6/16/61	19,689,889	1,396,755	(b)
Government National Mortgage Association (GNMA), 2021-115 MI, IO, PAC	2.500%	5/20/51	8,180,240	855,982
Government National Mortgage Association (GNMA), 2021-147 KI	1.144%	6/16/61	16,988,619	1,410,179	(b)
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	6,790,419	643,805
Government National Mortgage Association (GNMA), 2021-169 IO, IO	1.112%	6/16/61	17,422,801	1,419,815	(b)
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	5,149,267	4,233,843
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	20,487,267	17,752,096
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	7,849,057	3,933,488
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	65,556,461	3,223,182	(b)
Government National Mortgage Association (GNMA), 2022-50 NI, IO	3.000%	9/20/48	2,914,370	434,044
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.566%	1/16/63	14,485,810	704,646	(b)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	30,399,642	1,468,965	(b)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	11,075,945

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	51

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	$1,000,000	$801,018
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	10,400,000	9,317,086
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	13,069,401	10,853,130
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	9,200,000	6,774,363	(b)
Government National Mortgage Association (GNMA), 2022-210 IO, IO	0.697%	7/16/64	8,378,142	524,967	(b)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.749%	7/16/65	7,429,570	479,513	(b)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	7,700,000	5,727,979	(b)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	44,253,635	34,224,770
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	67,449,995	4,264,297	(b)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	111,965,305	4,585,578	(b)
GS Mortgage Securities Corp. Trust, 2018- RIVR D (1 mo. Term SOFR + 1.631%)	6.956%	7/15/35	11,033,000	5,136,694	(a)(b)
GS Mortgage Securities Corp. Trust, 2018- SRP5 A (1 mo. Term SOFR + 1.847%)	7.173%	9/15/31	9,631,274	6,311,391	(a)(b)
GS Mortgage Securities Corp. Trust, 2018- SRP5 B (1 mo. Term SOFR + 3.047%)	8.373%	9/15/31	28,427,389	7,300,495	(a)(b)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	9,585,582
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. Term SOFR + 0.854%)	6.183%	6/20/35	2,986,345	2,741,515	(b)
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.164%)	6.491%	6/16/36	1,506,009	1,501,369	(a)(b)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	3.995%	9/25/35	11,877	9,554	(b)
INTOWN Mortgage Trust, 2022-STAY A (1 mo. Term SOFR + 2.489%)	7.814%	8/15/39	6,000,000	6,040,331	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	2,186,936	1,904,384	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-NLP A (1 mo. Term SOFR + 0.597%)	5.922%	4/15/37	7,322,097	7,003,982	(a)(b)

See Notes to Schedule of Investments.

52	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	$4,526,885	$3,999,594	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	4,042,180	3,567,339	(a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.776%	2/17/39	13,010,000	12,928,687	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	4.892%	10/25/66	13,085,291	12,928,097	(a)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	6,751,451	6,561,891	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	5.794%	5/25/35	314,645	164,221	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	5.745%	12/25/35	10,872	5,590	(b)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A	4.666%	2/25/36	6,295	5,935	(b)
MHC Commercial Mortgage Trust, 2021- MHC A (1 mo. Term SOFR + 0.915%)	6.240%	4/15/38	9,324,114	9,287,390	(a)(b)
MHC Trust, 2021-MHC2 A (1 mo. Term SOFR + 0.964%)	6.289%	5/15/38	3,401,454	3,387,517	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	1,260,000	1,111,006	(b)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	6.473%	11/15/34	1,971,021	1,960,083	(a)(b)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. Term SOFR + 1.992%)	7.318%	5/15/36	14,674,370	14,577,283	(a)(b)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.002%	3/15/52	40,835,680	1,578,123	(b)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.464%	7/25/35	230,158	198,834	(b)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	6,358,000	5,786,816	(a)(b)
MSWF Commercial Mortgage Trust, 2023-2 A5	6.014%	12/15/56	17,180,000	18,408,940	(b)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	92,838	77,152	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	1,800,000	1,595,552	(a)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	5,854,088	5,564,152	(a)(b)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	8,015,473	7,535,053	(a)(b)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	53

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	$20,525,749	$19,357,867	(a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	9,343,518	7,882,306	(a)(b)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	14,561,137	13,548,107	(a)
NJ Trust, 2023-GSP A	6.481%	1/6/29	13,030,000	13,633,284	(a)(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	46,381	23,963
NYMT Loan Trust, 2022-CP1 A1	2.042%	7/25/61	12,777,502	11,645,490	(a)
OBX Trust, 2021-NQM3 A3	1.362%	7/25/61	6,916,910	5,392,447	(a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	15,769,941	13,597,121	(a)(b)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	19,440,914	19,674,815	(a)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.924%	10/15/36	14,608,856	14,426,862	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	9,713,911	8,269,833	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	7,790,146	6,264,869	(a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	10,161,727	8,653,544	(a)(b)
SBALR Commercial Mortgage Trust, 2020-RR1 A3	2.825%	2/13/53	20,693,892	17,051,548	(a)
Seasoned Credit Risk Transfer Trust Series, 2024-1 MT	3.000%	11/25/63	6,283,918	5,253,945
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	8,437,230	7,692,557	(a)(b)
SG Residential Mortgage Trust, 2022-2 A1	5.353%	8/25/62	28,136,293	27,978,893	(a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	8.302%	1/15/27	11,250,000	10,512,100	(a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	6.326%	1/15/39	20,410,000	20,298,578	(a)(b)
Soho Trust, 2021-SOHO	2.697%	8/10/38	34,000,000	22,904,641	(a)(b)
A STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	6.669%	11/15/38	3,850,000	3,785,828	(a)(b)
Towd Point Mortgage Trust, 2022-4 A1	3.750%	9/25/62	13,973,133	13,023,976	(a)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,248,378	(b)
UBS Commercial Mortgage Trust, 2018-C15 C	5.140%	12/15/51	2,960,000	2,659,964	(b)
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	36,680,000	29,767,012	(a)

See Notes to Schedule of Investments.

54	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	$2,250,000	$1,818,542	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	5.688%	9/25/33	4,607	4,253	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	4.314%	9/25/36	51,964	44,796	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	2,013,721
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.056%	5/15/48	27,023,280	144,204	(b)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	6,741,171
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.529%	8/15/54	97,265,517	7,284,672	(b)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	6,309,493	(a)
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	4,621,000	4,386,258	(b)
WFRBS Commercial Mortgage Trust, 2014-C21 XA, IO	0.972%	8/15/47	18,520,138	10,260	(b)
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,611,000	2,506,022

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,929,547,599)				1,793,372,872

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.3%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	20,338,043

U.S. Government Obligations - 12.1%
U.S. Treasury Bonds	1.125%	8/15/40	17,600,000	10,900,312
U.S. Treasury Bonds	2.250%	5/15/41	15,410,000	11,391,361
U.S. Treasury Bonds	3.250%	5/15/42	350,000	297,623
U.S. Treasury Bonds	3.375%	8/15/42	125,000,000	108,010,254
U.S. Treasury Bonds	4.000%	11/15/42	120,180,000	113,241,482	(e)(i)
U.S. Treasury Bonds	3.875%	2/15/43	66,470,000	61,466,574
U.S. Treasury Bonds	3.875%	5/15/43	28,060,000	25,906,176
U.S. Treasury Bonds	4.375%	8/15/43	67,775,000	66,991,352
U.S. Treasury Bonds	4.750%	11/15/43	126,660,000	131,429,541
U.S. Treasury Bonds	3.625%	2/15/44	51,890,000	46,060,483	(i)
U.S. Treasury Bonds	4.500%	2/15/44	4,390,000	4,415,380	(f)
U.S. Treasury Bonds	3.375%	5/15/44	4,670,000	3,986,648

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	55

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	3.125%	8/15/44	$6,050,000	$4,956,864
U.S. Treasury Bonds	2.875%	8/15/45	108,520,000	84,514,189	(i)
U.S. Treasury Bonds	3.000%	2/15/48	26,670,000	20,869,275
U.S. Treasury Bonds	3.000%	2/15/49	38,220,000	29,810,854
U.S. Treasury Bonds	1.375%	8/15/50	14,705,000	7,770,099
U.S. Treasury Bonds	1.625%	11/15/50	177,590,000	100,366,098
U.S. Treasury Bonds	1.875%	2/15/51	253,550,000	152,823,302
U.S. Treasury Bonds	2.375%	5/15/51	26,160,000	17,767,341
U.S. Treasury Bonds	4.000%	11/15/52	78,910,000	74,215,471
U.S. Treasury Bonds	3.625%	2/15/53	38,338,000	33,674,542
U.S. Treasury Bonds	3.625%	5/15/53	146,230,000	128,519,605
U.S. Treasury Bonds	4.125%	8/15/53	108,720,000	104,524,087	(i)
U.S. Treasury Bonds	4.750%	11/15/53	203,520,000	217,305,301
U.S. Treasury Bonds	4.250%	2/15/54	36,550,000	35,953,207
U.S. Treasury Notes	4.625%	9/15/26	110,000	110,258
U.S. Treasury Notes	4.250%	2/28/29	8,930,000	8,943,255
U.S. Treasury Notes	4.250%	2/28/31	24,690,000	24,738,222
U.S. Treasury Notes	3.375%	5/15/33	4,680,000	4,385,032
U.S. Treasury Notes	3.875%	8/15/33	3,000,000	2,921,016
U.S. Treasury Notes	4.500%	11/15/33	9,670,000	9,886,820
U.S. Treasury Notes	4.000%	2/15/34	9,990,000	9,826,102

Total U.S. Government Obligations				1,657,978,126

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,905,816,684)				1,678,316,169

ASSET-BACKED SECURITIES - 8.2%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. Term SOFR + 1.412%)	6.727%	10/23/34	21,870,000	21,870,831	(a)(b)
AIMCO CLO, 2017-AA AR (3 mo. Term SOFR + 1.312%)	6.629%	4/20/34	400,000	399,802	(a)(b)
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	6.798%	4/19/37	7,990,000	7,990,000	(a)(b)(f)
AMMC CLO Ltd., 2012-11A A1R2 (3 mo. Term SOFR + 1.272%)	6.589%	4/30/31	1,092,797	1,094,959	(a)(b)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. Term SOFR + 1.149%)	6.479%	7/25/32	28,665	29,276	(b)
Apidos CLO, 2021-35A A (3 mo. Term SOFR + 1.312%)	6.629%	4/20/34	4,300,000	4,296,775	(a)(b)
Aqua Finance Trust, 2021-A A	1.540%	7/17/46	6,775,177	6,061,901	(a)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	868,500	804,411	(a)

See Notes to Schedule of Investments.

56	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	6.698%	4/20/35	$9,450,000	$9,443,379	(a)(b)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.097%	10/15/36	16,150,000	16,222,679	(a)(b)
Argent Securities Trust, 2006-W4 A2B (1 mo. Term SOFR + 0.334%)	5.664%	5/25/36	92,314	22,662	(b)
Atrium, 9A AR2 (3 mo. Term SOFR + 1.252%)	6.589%	5/28/30	1,051,723	1,052,242	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A A	5.250%	4/20/29	11,401,000	11,413,933	(a)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. Term SOFR + 1.432%)	6.749%	1/20/35	10,520,000	10,488,126	(a)(b)
Barings Private Credit Corp. CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.400%)	7.714%	7/15/31	4,574,844	4,597,245	(a)(b)
Battery Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.210%)	7.528%	10/20/35	17,010,000	17,124,820	(a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	7.056%	1/15/35	14,260,000	14,250,604	(a)(b)
BCRED MML CLO LLC, 2022-1A A1 (3 mo. Term SOFR + 1.650%)	6.968%	4/20/35	7,970,000	7,974,552	(a)(b)
Birch Grove CLO Ltd., 2023-6A A1 (3 mo. Term SOFR + 2.200%)	7.518%	7/20/35	15,040,000	15,172,519	(a)(b)
Birch Grove CLO Ltd., 2023-7A A1 (3 mo. Term SOFR + 1.800%)	7.177%	10/20/36	13,310,000	13,393,340	(a)(b)
Birch Grove CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.630%)	6.928%	4/20/37	7,250,000	7,249,859	(a)(b)
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	10,376,272	9,148,229	(a)
BlueMountain CLO Ltd., 2021-28A A (3 mo. Term SOFR + 1.522%)	6.836%	4/15/34	10,470,000	10,481,415	(a)(b)
BlueMountain CLO Ltd., 2021-31A A1 (3 mo. Term SOFR + 1.412%)	6.721%	4/19/34	830,000	828,339	(a)(b)
Brightwood Capital MM CLO Ltd., 2023-1A A1A (3 mo. Term SOFR + 2.750%)	8.111%	10/15/35	4,610,000	4,663,789	(a)(b)
Canyon CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.442%)	6.756%	7/15/34	4,530,000	4,536,059	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	6.631%	7/27/31	7,274,717	7,277,023	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. Term SOFR + 1.962%)	7.279%	4/20/29	6,105,000	6,125,889	(a)(b)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.698%	7/17/34	24,240,000	24,268,933	(a)(b)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	57

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
CBAM Ltd., 2017-1A A1 (3 mo. Term SOFR + 1.512%)	6.829%	7/20/30	$624,440	$625,729	(a)(b)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	6,394,953	6,059,017	(a)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	6.649%	4/20/34	3,100,000	3,106,414	(a)(b)
CIFC Funding Ltd., 2021-1A A1 (3 mo. Term SOFR + 1.372%)	6.696%	4/25/33	4,275,000	4,284,665	(a)(b)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	6.844%	12/28/48	5,881,555	5,869,509	(a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	3,064,972	2,681,655	(a)
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	4,354,791	3,850,029	(a)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	0.000%	2/3/29	617	478	(a)(b)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	5,368,263	4,828,845	(a)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	6.681%	5/20/34	17,280,000	17,297,280	(a)(b)
ECMC Group Student Loan Trust, 2020-2A A (30 Day Average SOFR + 1.264%)	6.585%	11/25/69	3,257,495	3,258,625	(a)(b)
ELFI Graduate Loan Program LLC, 2023-A A	6.370%	2/4/48	13,261,596	13,555,174	(a)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.831%	4/20/37	17,600,000	17,666,081	(a)(b)
Elmwood CLO Ltd., 2020-1A A (3 mo. Term SOFR + 1.502%)	6.816%	4/15/33	5,110,000	5,121,458	(a)(b)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	7.514%	7/15/36	10,100,000	10,225,900	(a)(b)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	6.911%	4/25/37	7,500,000	7,499,467	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	307,635	289,983
Ford Credit Auto Owner Trust, 2023-1 A	4.850%	8/15/35	9,680,000	9,636,824	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	20,569,991
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	10,320,000	10,279,265	(a)
Fortress Credit BSL Ltd., 2019-1A A2 (3 mo. Term SOFR + 2.262%)	7.577%	7/23/32	6,717,000	6,729,102	(a)(b)
GoldenTree Loan Management US CLO Ltd., 2019-4A ARR (3 mo. Term SOFR + 1.150%)	6.477%	4/24/31	15,610,000	15,622,722	(a)(b)
GoldenTree Loan Management US CLO Ltd., 2021-10A A (3 mo. Term SOFR + 1.362%)	6.679%	7/20/34	6,590,000	6,589,011	(a)(b)

See Notes to Schedule of Investments.

58	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. Term SOFR + 1.642%)	6.914%	5/5/30	$5,868,226	$5,882,896	(a)(b)
Golub Capital Partners CLO Ltd., 2019-41A AR (3 mo. Term SOFR + 1.582%)	6.899%	1/20/34	6,170,000	6,182,805	(a)(b)
Golub Capital Partners CLO Ltd., 2019-45A A (3 mo. Term SOFR + 1.982%)	7.299%	10/20/31	9,687,237	9,670,290	(a)(b)
Golub Capital Partners CLO Ltd., 2020-47A C1 (3 mo. Term SOFR + 3.512%)	8.784%	5/5/32	1,250,000	1,250,319	(a)(b)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. Term SOFR + 1.752%)	7.076%	10/25/34	11,580,000	11,585,615	(a)(b)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.275%	4/25/36	4,440,000	4,473,985	(a)(b)
Goodgreen Trust, 2017-2A A	3.260%	10/15/53	631,609	565,275	(a)
Goodgreen Trust, 2019-2A A	2.760%	4/15/55	3,649,952	3,089,248	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. Term SOFR + 2.162%)	7.494%	12/20/29	2,071,668	2,079,132	(a)(b)
Greywolf CLO Ltd., 2015-1A A1R (3 mo. Term SOFR + 1.422%)	6.746%	1/27/31	11,814,067	11,811,853	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.839%	1/20/30	2,309,306	2,315,429	(a)(b)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. Term SOFR + 1.712%)	7.029%	11/30/32	4,900,000	4,901,063	(a)(b)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	5,200,000	4,743,182	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	21,679,444	17,951,519	(a)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	14,044,800	13,041,659	(a)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	995,827	869,321	(a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.709%	1/21/35	6,660,000	6,666,660	(a)(b)
KKR CLO Ltd., 20 A (3 mo. Term SOFR + 1.392%)	6.706%	10/16/30	4,331,471	4,334,138	(a)(b)
KKR CLO Ltd., 32A A1 (3 mo. Term SOFR + 1.582%)	6.896%	1/15/32	2,230,000	2,234,373	(a)(b)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	7,535,618	5,848,906	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	5,003,865	4,026,030	(a)
Logan CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.422%)	6.739%	7/20/34	4,000,000	3,998,125	(a)(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. Term SOFR + 0.634%)	5.963%	1/21/31	4,181	4,161	(b)
Madison Park Funding Ltd., 2019-37A AR (3 mo. Term SOFR + 1.332%)	6.646%	7/15/33	3,275,000	3,272,129	(a)(b)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	59

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Magnetite Ltd., 2015-14RA A1 (3 mo. Term SOFR + 1.382%)	6.680%	10/18/31	$2,125,736	$2,127,012	(a)(b)
Magnetite Ltd., 2015-14RA A2 (3 mo. Term SOFR + 1.382%)	6.680%	10/18/31	6,327,541	6,338,026	(a)(b)
Magnetite Ltd., 2016-17A AR (3 mo. Term SOFR + 1.362%)	6.679%	7/20/31	4,383,900	4,384,874	(a)(b)
MAPS Trust, 2021-1A A	2.521%	6/15/46	5,173,013	4,613,173	(a)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.176%	7/15/29	4,000,000	4,012,318	(a)(b)
MMAF Equipment Finance LLC, 2024-A A4	5.100%	7/13/49	7,140,000	7,158,398	(a)
Mosaic Solar Loans LLC, 2024-1A A	5.500%	9/20/49	3,319,833	3,320,006	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.179%	10/20/30	6,090,000	6,106,983	(a)(b)
Navient Private Education Loan Trust, 2020-A A2B (1 mo. Term SOFR + 1.014%)	6.340%	11/15/68	330,205	328,421	(a)(b)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	1,472,635	1,354,045	(a)
Navient Student Loan Trust, 2017-3A A3 (30 Day Average SOFR + 1.164%)	6.485%	7/26/66	8,317,587	8,353,441	(a)(b)
Navient Student Loan Trust, 2023-BA A1B (30 Day Average SOFR + 1.700%)	7.019%	3/15/72	3,047,658	3,076,421	(a)(b)
Nelnet Student Loan Trust, 2007-1 A4 (90 Day Average SOFR + 0.372%)	5.730%	8/27/36	12,342,854	12,051,245	(b)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	6.035%	9/25/42	2,632,724	2,591,513	(a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	6.473%	4/20/62	12,321,000	12,216,567	(a)(b)
Neuberger Berman Loan Advisers CLO Ltd., 2018-29A A1 (3 mo. Term SOFR + 1.392%)	6.701%	10/19/31	3,022,739	3,029,526	(a)(b)
Oaktree CLO Ltd., 2022-3A A2 (3 mo. Term SOFR + 2.300%)	7.614%	7/15/35	2,300,000	2,305,527	(a)(b)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	6.854%	4/20/37	9,230,000	9,227,927	(a)(b)
Ocean Trails CLO, 2020-10A AR (3 mo. Term SOFR + 1.482%)	6.796%	10/15/34	11,745,000	11,740,352	(a)(b)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	7.318%	1/20/35	6,500,000	6,519,747	(a)(b)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	7.076%	11/16/36	37,000,000	37,260,387	(a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.568%	2/14/31	10,000,000	10,022,961	(a)(b)

See Notes to Schedule of Investments.

60	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	6.639%	1/20/31	$11,321,131	$11,326,980	(a)(b)
OHA Credit Funding Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	6.610%	2/24/37	16,090,000	16,073,910	(a)(b)
OHA Credit Partners, 2021-16A A (3 mo. Term SOFR + 1.412%)	6.710%	10/18/34	2,870,000	2,871,578	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	6.624%	5/23/31	5,239,892	5,242,774	(a)(b)
Owl Rock CLO Ltd., 2020-3A AR (3 mo. Term SOFR + 1.850%)	7.148%	4/20/36	8,200,000	8,200,000	(a)(b)(f)
Owl Rock CLO Ltd., 2020-3A A1L (3 mo. Term SOFR + 2.062%)	7.379%	4/20/32	13,250,000	13,250,000	(a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	6.718%	11/14/34	17,020,000	17,042,497	(a)(b)
Palmer Square CLO Ltd., 2022-5A A (3 mo. Term SOFR + 2.000%)	7.318%	10/20/35	6,650,000	6,673,866	(a)(b)
PEAR LLC, 2021-1 A	2.600%	1/15/34	550,621	532,122	(a)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.342%)	6.659%	7/20/34	26,070,000	26,116,630	(a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.202%	1/20/37	26,700,000	26,901,782	(a)(b)
RCKT Mortgage Trust, 2024-CES1 A1A	6.025%	2/25/44	15,938,182	15,932,707	(a)(b)
Reese Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.392%)	6.706%	10/15/34	26,300,000	26,289,589	(a)(b)
Renew, 2023-1A A	5.900%	11/20/58	1,891,816	1,860,272	(a)
Shackleton CLO Ltd., 2013-3A AR (3 mo. Term SOFR + 1.382%)	6.696%	7/15/30	453,340	454,266	(a)(b)
Silver Rock CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.780%)	1.833%	10/20/33	12,600,000	12,641,293	(a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	10.190%	10/15/41	6,424,608	6,906,402	(a)(b)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	10,000,000	8,163,268	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	8,559,371	7,652,103	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	14,580,338	13,616,349	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	706,272	640,917	(a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	6.240%	1/15/53	2,761,151	2,737,363	(a)(b)
SMB Private Education Loan Trust, 2021-C C	3.000%	1/15/53	12,005,960	10,140,814	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	61

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Sound Point CLO Ltd., 2018-2A A (3 mo. Term SOFR + 1.362%)	6.686%	7/26/31	$621,602	$624,497	(a)(b)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	827,060	767,978	(a)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. Term SOFR + 0.914%)	6.244%	2/25/34	1,834,103	1,807,494	(b)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,501,708	3,206,320	(a)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.984%	1/14/34	25,430,000	25,547,664	(a)(b)
THL Credit Lake Shore MM CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.962%)	7.276%	4/15/33	6,500,000	6,505,327	(a)(b)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	9,101,839	8,433,400	(a)
TIF Funding LLC, 2021-1A A	1.650%	2/20/46	3,571,538	3,107,045	(a)
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	7.181%	1/23/37	8,430,000	8,500,877	(a)(b)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,267,695	1,151,264
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	2,538,505	2,216,526
US Bank NA, 2023-1 B	6.789%	8/25/32	13,051,810	13,132,132	(a)
Venture CLO Ltd., 2021-41A A1N (3 mo. Term SOFR + 1.592%)	6.909%	1/20/34	13,000,000	12,996,750	(a)(b)
Voya CLO Ltd., 2016-3A A1R (3 mo. Term SOFR + 1.452%)	6.750%	10/18/31	5,745,496	5,755,823	(a)(b)
Voya CLO Ltd., 2017-3A A1R (3 mo. Term SOFR + 1.302%)	6.619%	4/20/34	4,150,000	4,147,646	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. Term SOFR + 1.412%)	6.726%	10/15/31	6,251,101	6,257,352	(a)(b)
Wachovia Student Loan Trust, 2006-1 A6 (90 Day Average SOFR + 0.432%)	5.792%	4/25/40	799,680	780,849	(a)(b)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. Term SOFR + 1.392%)	6.710%	7/24/32	10,800,000	10,823,879	(a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. Term SOFR + 1.482%)	6.800%	10/24/34	13,740,000	13,750,305	(a)(b)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. Term SOFR + 1.482%)	6.796%	10/15/34	17,000,000	17,036,279	(a)(b)
Whitebox CLO Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	7.468%	4/20/36	10,240,000	10,356,188	(a)(b)

See Notes to Schedule of Investments.

62	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
WISE CLO Ltd., 2023-2A A (3 mo. Term SOFR + 1.800%)	7.161%	1/15/37	$7,650,000	$7,714,191	(a)(b)
Woodmont Trust, 2023-12A A1A (3 mo. Term SOFR + 2.500%)	7.825%	7/25/31	15,821,068	15,879,970	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,141,247,505)				1,124,635,036

SOVEREIGN BONDS - 1.8%
Chile - 0.0%††
Chile Government International Bond, Senior Notes	3.100%	1/22/61	5,470,000	3,464,060

Colombia - 0.5%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	9,470,000	7,589,468
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	26,450,000	20,662,090
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	15,000,000	10,177,738
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	444,000	353,206
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	33,689,000	24,526,276
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	512,000	377,416

Total Colombia				63,686,194

India - 0.0%††
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	6,988,766	(a)

Israel - 0.3%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	26,280,000	22,681,821
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	11,700,000	8,762,481
State of Israel, Senior Notes	3.375%	1/15/50	5,060,000	3,412,338
State of Israel, Senior Notes	3.800%	5/13/60	3,000,000	2,076,512	(d)

Total Israel				36,933,152

Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	24,162,000	23,074,710	(a)

Mexico - 0.7%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	8,882,000	7,431,658

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	63

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico - (continued)
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	$100,000	$99,077
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	39,164,000	32,734,001
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	17,344,000	13,995,503
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	3,860,000	3,016,475
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	50,900,000	39,010,671

Total Mexico				96,287,385

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	1,578,000	1,575,396
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	410,000	297,763
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	7,320,000	4,238,280
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	11,580,000	7,703,595

Total Peru				13,815,034

Uruguay - 0.0%††
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	3,150,000	3,812,895

TOTAL SOVEREIGN BONDS (Cost - $300,527,695)				248,062,196

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.8%
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	1,909,092	1,668,555
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	108,426,041	101,744,412

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $109,350,029)				103,412,967

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
3-Month SOFR Futures, Put @ $94.750	4/12/24	5,709	$14,272,500	71,363
3-Month SOFR Futures, Put @ $95.500	12/13/24	3,431	8,577,500	2,830,575

See Notes to Schedule of Investments.

64	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 2-Year Notes Futures, Call @ $103.500	5/24/24	435	$870,000	$33,985
U.S. Treasury 5-Year Notes Futures, Put @ $106.500	4/26/24	1,759	1,759,000	467,234

TOTAL PURCHASED OPTIONS (Cost - $5,363,667)				3,403,157

	RATE	MATURITY DATE	FACE AMOUNT
MUNICIPAL BONDS - 0.0%††
Illinois - 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	$3,000	2,982

Ohio - 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	134,000	164,172

TOTAL MUNICIPAL BONDS (Cost - $183,064)				167,154

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $14,891,305,816)				13,710,398,993

			SHARES
SHORT-TERM INVESTMENTS - 1.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $172,078,240)	5.271%		172,078,240	172,078,240	(j)(k)

TOTAL INVESTMENTS - 101.4% (Cost - $15,063,384,056)				13,882,477,233
Liabilities in Excess of Other Assets - (1.4)%				(194,041,535)

TOTAL NET ASSETS - 100.0%				$13,688,435,698

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	65

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2024, the Fund held TBA securities with a total cost of $252,088,785.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(j)	Rate shown is one-day yield as of the end of the reporting period.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $172,078,240 and the cost was $172,078,240 (Note 2).

See Notes to Schedule of Investments.

66	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
GO	— General Obligation
GTD	— Guaranteed
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	67

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SECURITIES SOLD SHORT - 0.0%††
MORTGAGE-BACKED SECURITIES - (0.0)%††
Federal National Mortgage Association (FNMA) (Proceeds - $602,410)	3.500%	4/1/54	$(300,000)	$(268,510	)(a)

††	Represents less than 0.1%.

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.

At March 31, 2024, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
3-Month SOFR Futures, Call	12/13/24	$97.125	3,431	$8,577,500	$(428,875)
3-Month SOFR Futures, Put	12/13/24	95.000	3,431	8,577,500	(922,081)
U.S. Treasury 2-Year Notes Futures, Call	5/24/24	104.500	435	870,000	(6,798)
U.S. Treasury 5-Year Notes Futures, Call	4/26/24	108.000	1,759	1,759,000	(274,844)
U.S. Treasury 5-Year Notes Futures, Put	4/26/24	105.750	1,759	1,759,000	(164,906)
U.S. Treasury Long-Term Bonds Futures, Call	5/24/24	130.000	132	132,000	(16,500)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $4,337,514)					$(1,814,004)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At March 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	8,100	3/25	$1,938,110,601	$1,932,457,500	$(5,653,101)
3-Month SOFR	641	6/25	153,317,446	153,359,250	41,804
3-Month SOFR	9,356	3/26	2,247,602,876	2,251,170,550	3,567,674
U.S. Treasury 5-Year Notes	34,960	6/24	3,735,053,393	3,741,266,425	6,213,032
U.S. Treasury Long-Term Bonds	3,015	6/24	357,579,755	363,119,062	5,539,307
U.S. Treasury Ultra 10-Year Notes	1,015	6/24	115,559,296	116,328,521	769,225

See Notes to Schedule of Investments.

68	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy (continued)
U.S. Treasury Ultra
Long-Term Bonds	1,350	6/24	$172,403,255	$174,150,000	$1,746,745

					12,224,686

Contracts to Sell:
3-Month SOFR	3,008	6/24	711,443,966	711,937,200	(493,234)
U.S. Treasury 2-Year Notes	38	6/24	7,793,955	7,770,406	23,549
U.S. Treasury 10-Year Notes	11,028	6/24	1,217,893,866	1,221,867,993	(3,974,127)

					(4,443,812)

Net unrealized appreciation on open futures contracts					$7,780,874

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At March 31, 2024, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$461,342,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(4,265,907)	$65,604	$(4,331,511)
775,622,000	2/28/31	3.870% annually	Daily SOFR Compound annually	(1,370,533)	(2,124,971)	754,438
95,889,000	2/15/47	1.520% annually	Daily SOFR Compound annually	32,517,432	(618,884)	33,136,316
93,963,000	2/15/48	2.600% annually	Daily SOFR Compound annually	16,618,856	9,896,880	6,721,976

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	69

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$229,780,000	2/15/48	3.050% annually	Daily SOFR Compound annually	$24,490,130	$8,761,573	$15,728,557
	228,511,000	5/15/48	3.150% annually	Daily SOFR Compound annually	20,753,164	(30,284,713)	51,037,877

Total	$1,885,107,000				$88,743,142	$(14,304,511)	$103,047,653

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Bank of America N.A. (PrimeX.FRM.1), 4.420%, due 7/25/36	$203,606	7/25/36	4.420% monthly	$20,533	$9,088	$11,445	(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.42 Index	$785,705,000	6/20/29	1.000% quarterly	$17,748,155	$17,287,571	$460,584

See Notes to Schedule of Investments.

70	Western Asset Core Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (Note 1).

(b)	Swap contract is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
Daily SOFR Compound	5.340%

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report	71

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third

72	Western Asset Core Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Core Bond Fund 2024 Quarterly Report	73

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$4,447,950,179	—	$4,447,950,179
Mortgage-Backed Securities	—	4,311,079,263	—	4,311,079,263
Collateralized Mortgage Obligations	—	1,793,372,872	—	1,793,372,872
U.S. Government & Agency Obligations	—	1,678,316,169	—	1,678,316,169
Asset-Backed Securities	—	1,124,635,036	—	1,124,635,036
Sovereign Bonds	—	248,062,196	—	248,062,196
U.S. Treasury Inflation Protected Securities	—	103,412,967	—	103,412,967
Purchased Options	$3,403,157	—	—	3,403,157
Municipal Bonds	—	167,154	—	167,154

Total Long-Term Investments	3,403,157	13,706,995,836	—	13,710,398,993

Short-Term Investments†	172,078,240	—	—	172,078,240

Total Investments	$175,481,397	$13,706,995,836	—	$13,882,477,233

Other Financial Instruments:
Futures Contracts††	$17,901,336	—	—	$17,901,336
Centrally Cleared Interest Rate Swaps††	—	$107,379,164	—	107,379,164
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	—	$20,533	20,533
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	460,584	—	460,584

Total Other Financial Instruments	$17,901,336	$107,839,748	$20,533	$125,761,617

Total	$193,382,733	$13,814,835,584	$20,533	$14,008,238,850

74	Western Asset Core Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†	—	$268,510	—	$268,510
Other Financial Instruments:
Written Options	$1,814,004	—	—	1,814,004
Futures Contracts††	10,120,462	—	—	10,120,462
Centrally Cleared Interest
Rate Swaps††	—	4,331,511	—	4,331,511

Total Other Financial Instruments	$11,934,466	$4,331,511	—	$16,265,977

Total	$11,934,466	$4,600,021	—	$16,534,487

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended March 31, 2024. The following transactions were effected in such companies for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$6,007,969	—	—	$6,000,000	6,000,000
Western Asset Premier Institutional Government Reserves, Premium Shares	193,162,949	$1,262,598,970	1,262,598,970	1,283,683,679	1,283,683,679

	$199,170,918	$1,262,598,970		$1,289,683,679

Western Asset Core Bond Fund 2024 Quarterly Report	75

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$82,583	$(7,969)	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	1,861,941	—	$172,078,240

	—	$1,944,524	$(7,969)	$172,078,240

76	Western Asset Core Bond Fund 2024 Quarterly Report